FRANKLIN GROUP OF FUNDS(R)
                             PROSPECTUS SUPPLEMENT
                             DATED NOVEMBER 1, 1995

Supplement to the sales charge table in the section "How to Buy Shares of the Fund(s)" of the prospectuses for the Franklin Funds which follow:

Franklin California Tax-Free Income Fund, Inc., dated August 1, 1995, as supplemented
October 1, 1995

Franklin California Insured Tax-Free Income Fund
Franklin California Intermediate-Term Tax-Free Income Fund
Franklin Equity Fund
(each dated November 1, 1995)

Franklin Custodian Funds, Inc.
(FCF - Growth, Utilities, DynaTech, Income and U.S. Government Securities Series) and the separate prospectuses for Income Series and U.S. Government Securities Series all dated February 1, 1995, as amended June 1, 1995, as supplemented July 26, 1995 and October 1, 1995

Franklin Gold Fund, dated December 1, 1994, as amended July 14, 1995, as supplemented October 1, 1995

Franklin Pacific Growth Fund, dated March 1, 1995, as amended July 27, 1995, as supplemented October 1, 1995

Franklin International Equity Fund
Franklin Short-Intermediate U.S. Government Securities Fund
Franklin Adjustable U.S. Government Securities Fund
Franklin Adjustable Rate Securities Fund
Franklin Templeton German Government Bond Fund
Franklin Templeton International Currency Funds
 (Global, Hard and High Income Currency Funds)
(each dated March 1, 1995, as supplemented July 26, 1995 and October 1, 1995)

Franklin Convertible Securities Fund, dated March 1, 1995
Franklin Equity Income Fund, dated March 1, 1995
Franklin Small Cap Growth Fund, dated September 1, 1995
 (each as supplemented October 2, 1995)

Franklin Natural Resources Fund, dated June 5, 1995, as supplemented July 26, 1995 and October 1, 1995

Franklin Global Government Income Fund, dated March 1, 1995, as supplemented May 1, 1995, July 26, 1995 and October 1, 1995

Franklin Rising Dividends Fund, dated February 1, 1995, as amended July 17, 1995, as supplemented October 1, 1995

Franklin Investment Grade Income Fund
Franklin Strategic Mortgage Portfolio
(each dated February 1, 1995, as supplemented July 26, 1995
 and  October 1, 1995)

AGE High Income Fund, Inc.
Franklin Municipal Securities Trust
(Hawaii, Washington, Tennessee and Arkansas Municipal Bond Funds)
Franklin California High Yield Municipal Fund
(each dated October 1, 1995)

Franklin New York Tax-Free Income Fund, Inc., dated October 1, 1995 as supplemented October 24, 1995

Franklin New York Insured Tax-Free Income Fund
Franklin New York Intermediate-Term Tax Free Income Fund
Franklin Partners Funds(R)
(FPF - Franklin Tax-Advantaged International Bond,
U.S. Government Securities and
High Yield Securities Funds)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(each dated May 1, 1995, as supplemented July 26, 1995 and October 1, 1995)

Franklin Premier Return Fund, dated May 1, 1995, as supplemented October 31, 1995

Franklin Real Estate Securities Fund
Franklin California Growth Fund
Franklin Strategic Income Fund
Franklin Global Utilities Fund
Franklin Global Health Care Fund
Franklin Federal Tax-Free Income Fund
(each dated September 1, 1995, as supplemented October 1, 1995)

Franklin Tax Free Trust
(TF1 - Insured, Massachusetts Insured, Michigan Insured, Minnesota Insured, Ohio Insured, Arizona Insured and Florida Insured Tax-Free Income Funds), dated May 1, 1995, as supplemented July 26, 1995 and October 1, 1995

(TF2 - Alabama, Florida, Georgia, Kentucky, Louisiana, Maryland, Missouri, North Carolina, Texas and Virginia Tax-Free Income Funds), dated May 1, 1995, as amended July 25, 1995, as supplemented October 1, 1995

(TF3 - Arizona, Colorado, Connecticut, Indiana, New Jersey, Oregon, Pennsylvania, Puerto Rico and High Yield Tax-Free Income Funds), dated May 1, 1995, as amended July 17, 1995, as supplemented October 1, 1995

(Each as may be further amended or supplemented from time-to-time)

During the period November 1, 1995, through December 29, 1995, the securities firm of TFS Securities Inc., ("TFS") will receive the full front-end sales commission with respect to purchases originated by TFS, from Franklin Templeton Distributors, Inc., the principal underwriter for the above funds.